SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Financial Assets	$ 780	$ 4,153
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Total Financial Assets	407	2,138
Level 2 of fair value hierarchy [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Total Financial Assets	47	212
Level 2 of fair value hierarchy [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total Financial Assets	326	1,782
Level 2 of fair value hierarchy [member] | Forward Foreign Exchange Contracts [Member]
IfrsStatementLineItems [Line Items]
Total Financial Assets		$ 21